Cash and cash equivalents:	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
Note 5 - Cash and cash equivalents:

	December 31,

	2016		2017

Cash and cash held at banks	Ps	3,142,810	Ps	4,417,791
Short term investments		354,825		240,701
Fiduciary rights (*)				18,962

Total cash and cash equivalents	Ps	3,497,635	Ps	4,677,454

(*)       Corresponds to the Airplan Fiduciary's agreement 2875, signed with Fiduciaria Bancolombia to administer the resources of the concession contract. See Notes 8.2 and 18.5.

5.1) Restricted cash and cash equivalents

At December 31, 2017, restricted cash and cash equivalents includes Ps.106,350, which amount was collected by Aerostar from PFCs and are restricted to funding investment projects in airport infrastructure authorized by the FAA. See Notes 18.6 and 9.